Schedule of Investments (unaudited)
July 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.2%
iShares Core U.S. Aggregate Bond ETF(a)	23,758	$2,343,014
Total Investment Companies (Cost: $2,386,725)		2,343,014
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	70,000	70,000
Total Short-Term Securities — 2.8% (Cost: $70,000)		70,000
Total Investments in Securities — 97.0% (Cost: $2,456,725)		2,413,014
Other Assets Less Liabilities — 3.0%		75,115
Net Assets — 100.0%		$2,488,129

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(2)(b)	$2	$—	$—	—	$193 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	40,000 (b)	—	—	—	70,000	70,000	1,787	—
iShares Core U.S. Aggregate Bond ETF	2,357,946	19,412	(39,128)	(1,188)	5,972	2,343,014	23,758	67,918	—
				$(1,186)	$5,972	$2,413,014		$69,898	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.20%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/06/42	USD	5	$551	$—	$551

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/25	USD	5	$54	$—	$54
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	47	448	—	448
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	29	330	—	330
3.20%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/26	USD	100	(1)	—	(1)
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/26	USD	111	1,986	1	1,985
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	12	216	—	216
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/26	USD	27	464	—	464
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/27	USD	20	386	—	386
2.27%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	42	682	—	682
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	USD	11	158	—	158
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	USD	5	64	(15)	79
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	USD	13	176	—	176
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/27	USD	122	1,473	1	1,472
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/28	USD	17	45	—	45
2.70%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/28	USD	140	81	1	80
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	USD	50	1,295	19	1,276
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/29	USD	63	656	1	655
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/05/29	USD	22	187	—	187
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/10/30	USD	12	121	28	93

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	USD	37	$761	$1	$760
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/30	USD	90	19	1	18
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/30	USD	15	87	—	87
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/30	USD	26	326	—	326
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/09/30	USD	20	44	—	44
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/30	USD	19	77	—	77
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	32	329	1	328
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	USD	219	4,596	27	4,569
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/33	USD	10	27	—	27
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/33	USD	28	30	(222)	252
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/33	USD	6	48	—	48
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	21	(33)	—	(33)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/07/34	USD	24	(95)	1	(96)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/06/34	USD	25	160	1	159
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/35	USD	18	136	85	51
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/16/35	USD	22	(32)	—	(32)
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/20/35	USD	20	89	—	89
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	USD	100	2,693	3	2,690
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	USD	36	1,070	1	1,069

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/15/39	USD	13	$68	$—	$68
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/40	USD	18	(141)	58	(199)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	USD	114	4,023	(620)	4,643
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	USD	11	288	—	288
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	2	2	—	2
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/45	USD	5	38	—	38
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/45	USD	10	(62)	(5)	(57)
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	USD	17	423	(214)	637
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	USD	17	533	1	532
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/07/48	USD	10	(109)	—	(109)
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/05/49	USD	10	144	—	144
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	USD	38	1,142	(325)	1,467
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/53	USD	10	18	—	18
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/53	USD	4	(62)	—	(62)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/54	USD	11	39	1	38
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/55	USD	2	18	—	18
							$25,515	$(1,169)	$26,684

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	185	$2,483	$—	$2,483
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	USD	248	3,454	—	3,454
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	USD	40	410	—	410
								$6,347	$—	$6,347
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,343,014	$—	$—	$2,343,014
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$2,413,014	$—	$—	$2,413,014
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$33,620	$—	$33,620
Interest Rate Contracts	—	551	—	551
Liabilities
Inflation Linked Contracts	—	(589)	—	(589)
	$—	$33,582	$—	$33,582

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate